Regulatory Matters (AES Indiana) (Q1) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($) MW	Dec. 31, 2023 USD ($)	Mar. 31, 2024	Mar. 31, 2024 CoalUnit	Mar. 31, 2024 Unit
Regulatory Matters [Line Items]
Increase in annual operating revenues	$ 71.0	$ 43.9
Return on common equity	9.90%
Cost of long-term debt	4.90%
Rate base	$ 3,500.0
Acquisition of membership interests			100.00%
Consideration transferred	92.6
Identifiable assets acquired	48.8
Indianapolis Power And Light Company
Regulatory Matters [Line Items]
Increase in annual operating revenues	$ 71.0
Return on common equity	9.90%
Cost of long-term debt	4.90%
Rate base	$ 3,500.0
Number of remaining coal units				2	2
Acquisition of membership interests			100.00%
Hoosier Wind Project MW | MW	106
Consideration transferred	$ 92.6
Identifiable assets acquired	$ 48.8